Statement of compliance	12 Months Ended
Mar. 31, 2018
Disclosure Of Statement Of Compliance [Abstract]
Statement of compliance

3.       Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").